Non Purchased Loans - Activity in Related Party Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2020	$ 846
Principal additions	3,061
Principal reductions	(24)
Balance outstanding at December 31, 2021	$ 3,883